PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Jun. 11, 2019	Jan. 11, 2019	Dec. 31, 2018
Ordinary shares, par value (in dollars per share)		$ 0.001
Number of shares issuable upon conversion of Class B ordinary share	1
Fang | Reportable Legal Entities
Ordinary shares, shares authorized	1,000,000,000			1,000,000,000
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000
Ordinary shares, issued shares	72,475,630	96,112,336
Ordinary shares, outstanding shares	65,762,936
Number of shares issuable upon conversion of Class B ordinary share	1	1
Class A ordinary shares | Fang | Reportable Legal Entities
Ordinary shares, par value (in dollars per share)	$ 0.001			$ 0.001
Ordinary shares, issued shares	72,475,630
Ordinary shares, outstanding shares	65,762,936
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001
Ordinary shares, shares authorized	1,000,000,000	23,636,706	1,000,000,000
Ordinary shares, issued shares	23,636,706
Ordinary shares, outstanding shares	23,636,706
Class B ordinary shares | Fang
Ordinary shares, issued shares		24,336,650
Class B ordinary shares | Fang | Reportable Legal Entities
Ordinary shares, par value (in dollars per share)	$ 0.001			$ 0.001
Ordinary shares, issued shares	23,636,706
Ordinary shares, outstanding shares	23,636,706